Financial risk management activities - Reconciliation of deferred compensation asset (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Opening balance	$ 48	$ 12
Unwinding of the deferred compensation asset	2	1
Changes in estimates - fair value adjustments	(6)	14
Part repayment of deferred compensation asset	(6)	0
Sale of Gramalote	0	22
Translation	0	(1)
Closing balance	$ 38	$ 48